CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	IDR (Rp)	USD ($)
Balance at Dec. 31, 2021	Rp 121,631	Rp 4,953	Rp 1,977	Rp 114,438	Rp 263	Rp 23,541	Rp 145,172
Net comprehensive income for the year
Profit for the year	20,736			20,736		6,984	27,720
Other comprehensive income (loss)	1,713			1,412	301	54	1,767
Net comprehensive income (loss) for the year	22,449			22,148	301	7,038	29,487
Transaction with owners recorded directly in equity
Cash dividend	(14,856)			(14,856)		(10,103)	(24,959)
Repurchase of non-controlling interest shares						(681)	(681)
Changes in non-controlling interest						11	11
Investment from non-controlling interest for newly established indirect subsidiary						45	45
Net transactions with owners	(14,856)			(14,856)		(10,728)	(25,584)
Balance at Dec. 31, 2022	129,224	4,953	1,977	121,730	564	19,851	149,075
Net comprehensive income for the year
Profit for the year	24,427			24,427		7,641	32,068
Other comprehensive income (loss)	(1,478)			(1,414)	(64)	24	(1,454)
Net comprehensive income (loss) for the year	22,949			23,013	(64)	7,665	30,614
Transaction with owners recorded directly in equity
Differences in non-controlling interest ownership acquisition transactions of subsidiary	6			6			6
Cash dividend	(16,603)			(16,603)		(9,803)	(26,406)
Repurchase of non-controlling interest shares						(31)	(31)
Changes in non-controlling interest						22	22
Additional capital contributions from non-controlling interest of subsidiaries						2,955	2,955
Net transactions with owners	(16,597)			(16,597)		(6,857)	(23,454)
Balance at Dec. 31, 2023	135,576	4,953	1,977	128,146	500	20,659	156,235
Net comprehensive income for the year
Profit for the year	23,611			23,611		7,114	30,725	$ 1,909
Other comprehensive income (loss)	785			526	259	110	895	56
Net comprehensive income (loss) for the year	24,396			24,137	259	7,224	31,620	1,965
Transaction with owners recorded directly in equity
Differences in value of restructuring transactions of entities under common control	(401)			(401)		(158)	(559)
Cash dividend	(17,683)			(17,683)		(7,099)	(24,782)
Repurchase of non-controlling interest shares						(704)	(704)
Changes in non-controlling interest						14	14
Additional capital contributions from non-controlling interest of subsidiaries						322	322
Net transactions with owners	(18,084)			(18,084)		(7,625)	(25,709)
Balance at Dec. 31, 2024	Rp 141,888	Rp 4,953	Rp 1,977	Rp 134,199	Rp 759	Rp 20,258	Rp 162,146	$ 10,075